Nov-09-05 03:37pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-567 P.002/003 F-306

Manager
Securities Operations

[redacted]

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05069284

CERT NYS

1-10306

NYSE

RECD S.E.C.
NOV 9 - 2005
1080

November 9, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Royal Bank of Scotland Group plc, American Depositary Shares, Series P (Each representing Non-cumulative Dollar Preference Shares, Series P) and Non-cumulative Dollar Preference Shares, Series P (application for the Non-cumulative Dollar Preference Shares, Series P is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the New York Stock Exchange) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received November 9, 2005. Tentative listing date – Not yet determined.

PROCESSED
NOV 1 0 2005
THOMSON
FINANCIAL

Sincerely,